Financial Instruments and Risks Management - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risks
Cash (paid) received	R$ (135,449)	R$ (1,331,513)
Operational Hedge
Financial Instruments and Risks
Cash (paid) received	(40,469)	(1,345,719)
Operational Hedge | Zero-cost collar (R$ x US$)
Financial Instruments and Risks
Cash (paid) received	(104,040)	(110,271)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Cash (paid) received	63,571	(1,235,448)
Commodity hedge
Financial Instruments and Risks
Cash (paid) received	3,804
Commodity hedge | Swap Bunker (oil)
Financial Instruments and Risks
Cash (paid) received	3,804
Debt hedge
Financial Instruments and Risks
Cash (paid) received	(98,784)	14,206
Debt hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	(68,362)	19,145
Debt hedge | Swap IPCA x CDI (notional in Reais)
Financial Instruments and Risks
Cash (paid) received	23,024
Debt hedge | Pre-fixed Swap to U.S.$ (U.S.$)
Financial Instruments and Risks
Cash (paid) received	(26,358)
Debt hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	R$ (27,088)	R$ (4,939)